SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is September 28, 2021.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO	MFS® HIGH YIELD PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® INCOME PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO	(formerly MFS® Strategic Income Portfolio)
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO	MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Emerging Markets Equity Portfolio only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Emerging Markets Equity Portfolio	Jose Luis Garcia	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Robert Lau	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Rajesh Nair[1]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds Morningstar Diversified Emerging Markets Funds
	Harry Purcell	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
1 Information is as of August 1, 2021.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

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The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of August 31, 2021.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2020, unless otherwise indicated:
Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Emerging Markets Equity Portfolio	Harry Purcell	Registered Investment Companies[1]	3	$7.3 billion
		Other Pooled Investment Vehicles	5	$694.2 million
		Other Accounts	4	$905.8 million
	Jose Luis Garcia	Registered Investment Companies[1]	5	$15.4 billion
		Other Pooled Investment Vehicles	7	$994.8 million
		Other Accounts	8	$1.5 billion
	Robert Lau	Registered Investment Companies[1]	5	$15.4 billion
		Other Pooled Investment Vehicles	6	$988.3 million
		Other Accounts	7	$2.3 billion
	Rajesh Nair[2] (Became a Portfolio Manager of the Fund on August 1, 2021)	Registered Investment Companies[1]	2	$7.8 billion
		Other Pooled Investment Vehicles	5	$575.5 million
		Other Accounts	4	$734.4 million
[1]	Includes the Fund.
[2]	Account information is as of August 31, 2021.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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